Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 202,402	$ 264,524
Restricted cash	677	368
Marketable securities	8,428	13,853
Trade accounts receivable, net	49,079	57,367
Related party receivables	5,095	10,234
Other receivables	19,416	29,121
Inventories	37,702	25,779
Voyages in progress	45,338	52,167
Prepaid expenses and accrued income	5,741	4,315
Current portion of investment in finance lease	9,745	9,329
Other current assets	3	408
Total current assets	383,626	467,465
Long-term assets
Newbuildings	308,324	266,233
Vessels and equipment, net	1,477,395	1,189,198
Vessels and equipment under capital lease, net	536,433	694,226
Investment in finance lease	30,908	40,656
Goodwill	225,273	225,273
Derivative instruments receivable	4,358	417
Total assets	2,966,317	2,883,468
Current liabilities
Short-term debt and current portion of long-term debt	67,365	57,575
Current portion of obligations under capital leases	56,505	89,798
Related party payables	18,103	28,720
Trade accounts payable	4,325	9,500
Accrued expenses	26,159	29,689
Value of unfavorable time charter contracts	0	6,799
Derivative instruments payable	0	4,081
Other current liabilities	10,292	15,875
Total current liabilities	182,749	242,037
Long-term liabilities
Long-term debt	914,592	745,695
Obligations under capital leases	366,095	446,553
Other long-term liabilities	3,112	2,840
Total liabilities	1,466,548	1,437,125
Commitments and contingencies
Equity
Share capital (2016: 169,809,324 shares issued and outstanding, par value $1.00 per share. 2015: 781,937,649 shares issued and outstanding, par value $1.00 per share.)	169,809	781,938
Additional paid in capital	195,304	109,386
Contributed surplus	1,099,680	474,129
Accumulated other comprehensive income (loss)	739	(383)
Retained earnings	34,069	81,212
Total equity attributable to the Company	1,499,601	1,446,282
Non-controlling interest	168	61
Total equity	1,499,769	1,446,343
Total liabilities and equity	$ 2,966,317	$ 2,883,468